Provisions (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	May 31, 2021	Aug. 31, 2022	Aug. 31, 2021
Disclosure of other provisions [line items]
Provisions, Beginning		$ 123	$ 181
Additions		9	24
Accretion		1	1
Reversal		(1)	(58)
Payments		(6)	(25)
Current		45	46
Long-term		81	77
Provisions, Ending		126	123
Payments made on severence and employee related provision		(1)
Reversal of Internet Access rates	$ 20
Interest expense	$ 35	260	231
Previously stated [member]
Disclosure of other provisions [line items]
Provisions, Beginning		123
Current			46
Long-term			77
Provisions, Ending			123
Increase (decrease) due to changes in accounting policy [member]
Disclosure of other provisions [line items]
Current		45
Long-term		81
Provisions, Ending		126
Asset Retirement Obligations [Member]
Disclosure of other provisions [line items]
Provisions, Beginning		77	79
Additions		4	(3)
Accretion		1	1
Reversal		(1)	0
Payments		0	0
Provisions, Ending		81	77
Asset Retirement Obligations [Member] | Previously stated [member]
Disclosure of other provisions [line items]
Provisions, Beginning		77
Current			0
Long-term			77
Provisions, Ending			77
Asset Retirement Obligations [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of other provisions [line items]
Current		0
Long-term		81
Provisions, Ending		81
Restructuring [Member]
Disclosure of other provisions [line items]
Provisions, Beginning		2	13
Additions		0	14
Accretion		0	0
Reversal		0	0
Payments		(1)	(25)
Provisions, Ending		1	2
Restructuring [Member] | Previously stated [member]
Disclosure of other provisions [line items]
Provisions, Beginning		2
Current			2
Long-term			0
Provisions, Ending			2
Restructuring [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of other provisions [line items]
Current		1
Long-term		0
Provisions, Ending		1
Other [Member]
Disclosure of other provisions [line items]
Provisions, Beginning		44	89
Additions		5	13
Accretion		0	0
Reversal		0	(58)
Payments		(5)	0
Provisions, Ending		44	44
Other [Member] | Previously stated [member]
Disclosure of other provisions [line items]
Provisions, Beginning		44
Current			44
Long-term			0
Provisions, Ending			$ 44
Other [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of other provisions [line items]
Current		44
Long-term		0
Provisions, Ending		$ 44